Document and Entity Information	Jan. 13, 2025
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 13, 2025
Entity File Number	001-41504
Entity Registrant Name	Corebridge Financial, Inc.
Entity Central Index Key	0001889539
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-4715639
Entity Address, Address Line One	2919 Allen Parkway
Entity Address, Address Line Two	Woodson Tower
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77019
City Area Code	877
Local Phone Number	375-2422
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	CRBG
Security Exchange Name	NYSE
6.375% Junior Subordinated Notes due 2064 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.375% Junior Subordinated Notes due 2064
Trading Symbol	CRBD
Security Exchange Name	NYSE